Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
C000192458_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(1.69%)
C000192458_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.96%)
C000192458_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.24%)
C000192458_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® International Credit Central Fund
C000192458_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value										$ 10,000
C000192458_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value									$ 10,220
C000192458_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value								$ 10,105
C000192458_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value							$ 11,476
C000192458_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value						$ 12,406
C000192458_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value					$ 12,384
C000192458_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value				$ 10,215
C000192458_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,932	$ 10,932	$ 10,932
C000192458_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD)
C000192458_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value										10,000
C000192458_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value									10,181
C000192458_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value								10,248
C000192458_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value							11,299
C000192458_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value						12,027
C000192458_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value					11,912
C000192458_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value				10,355
C000192458_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,255	11,255	$ 11,255
C000192458_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Bond Index
C000192458_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value										$ 10,000
C000192458_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value									$ 10,268
C000192458_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value								$ 10,145
C000192458_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value							$ 10,839
C000192458_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value						$ 11,836
C000192458_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value					$ 11,279
C000192458_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value				$ 9,446
C000192458_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,986	$ 9,986	$ 9,986
C000192458_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.02%
C000192458_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.57%
C000192458_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.22%
C000192458_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.44%
C000192458_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.79%
C000192458_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.16%